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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

Amendment No. 1

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA	94105

(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Wilmington, New Castle County, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-474-2737

Date of fiscal year end:     February 29, 2004

Date of reporting period:     February 29, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

iShares®

ITEM 1.	Report to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS

FEBRUARY 29, 2004

[GRAPHIC]

INDUSTRIAL STRENGTH

INVESTMENT TOOLS

iSHARES BOND FUNDS

To Our Shareholders:

Reversing the trend of the past several years, bond markets generally underperformed equities during the past twelve months. The uncertainty that characterized the first few months of the reporting period, including war in Iraq and high unemployment levels, diminished as the year progressed, helping stocks to outperform bonds. Healthy gross domestic product (GDP) growth in the third and fourth quarters of 2003 contributed to the performance trend. Despite their underperformance relative to equities, though, bonds delivered positive returns during the reporting period. The Federal Reserve’s willingness during the reporting period to leave the short-term interest rate at the lowest level in 45 years contributed to bond market strength. As economic conditions improved and investors’ appetite for risk increased, corporate bonds generally outperformed Treasury bonds, and shorter-term notes generally underperformed their longer-term counterparts over the reporting period.

Although bond yields rose somewhat during the reporting period, they remain low from a historical standpoint. The uncertainty that has kept rates low and fueled bond performance should subside as the economy continues to show strength. In this environment, we urge you to remember that the bond market may not continue to deliver returns similar to those of the past several years.

In light of today’s complex and uncertain market environment, the iShares® Funds continue to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility. For example, the iShares family of funds recently introduced the iShares S&P 1500 Index Fund, offering access to approximately 90% of the total U.S. equity market capitalization. Launched late last year, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index, while the iShares Dow Jones Transportation Average Index Fund provides exposure to airlines, industrial transportation companies and general industrial services companies. The iShares family of funds has also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities. Looking ahead to the future, the iShares Funds plan to introduce new funds, which will give investors focused exposure to additional indexes.

With the addition of these iShares Funds, investors can achieve even more diversity in their portfolios — and at lower cost, since iShares Fund fees are, on average, about half those of actively managed funds.1 With more than 80 different funds in the iShares family of funds to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic factors, including inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

As market conditions change, we encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. We will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their clients’ portfolios. To learn more about the iShares Funds, please visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe the iShares Funds are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of the iShares Funds. Assets under management for the iShares family of funds continue to grow, and, as of February 29, 2004, had reached $68.3 billion.

[1]	Morningstar Principia, BGI analysis 3/04.

SHAREHOLDER LETTER	1

On behalf of the iShares family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

[GRAPHIC APPEARS HERE]

Lee T. Kranefuss

President and Chairman of the Board of Trustees

iShares Trust

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

To determine if the fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800-iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of the iShares Funds may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or Standard and Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Annual Report.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of 2/29/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Lehman 1-3 Year Treasury	2.11%	2.11%	2.21%	2.97%	3.01%	3.15%	4.83%	4.89%	5.09%
Lehman 7-10 Year Treasury	3.26%	3.35%	3.05%	7.41%	7.47%	7.19%	12.18%	12.28%	11.74%
Lehman 20+ Year Treasury	3.11%	3.28%	3.18%	9.56%	9.65%	9.70%	15.82%	15.97%	15.96%
Lehman TIPS				4.29%	4.35%	4.32%	4.29%	4.35%	4.32%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/26/02 for the three iShares Lehman Treasury Bond Funds and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Lehman 1-3 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND	LEHMAN BROTHERS 1-3 YEAR TREASURY INDEX
	$10,000	$10,000
Jul-2002	$10,028	$10,028
Aug-2002	$10,061	$10,063
Sep-2002	$10,145	$10,150
Oct-2002	$10,167	$10,173
Nov-2002	$10,130	$10,138
Dec-2002	$10,228	$10,238
Jan-2003	$10,225	$10,236
Feb-2003	$10,267	$10,281
Mar-2003	$10,287	$10,300
Apr-2003	$10,305	$10,319
May-2003	$10,340	$10,358
Jun-2003	$10,357	$10,374
Jul-2003	$10,298	$10,314
Aug-2003	$10,301	$10,320
Sep-2003	$10,398	$10,418
Oct-2003	$10,358	$10,378
Nov-2003	$10,351	$10,373
Dec-2003	$10,411	$10,433
Jan-2004	$10,431	$10,455
Feb-2004	$10,483	$10,508

MANAGERS’ DISCUSSION & ANALYSIS	3

iShares Lehman 7-10 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND	LEHMAN BROTHERS 7-10 YEAR TREASURY INDEX
	$10,000	$10,000
Jul-2002	$10,039	$10,033
Aug-2002	$10,281	$10,279
Sep-2002	$10,683	$10,671
Oct-2002	$10,546	$10,530
Nov-2002	$10,338	$10,336
Dec-2002	$10,698	$10,678
Jan-2003	$10,621	$10,608
Feb-2003	$10,864	$10,843
Mar-2003	$10,809	$10,791
Apr-2003	$10,829	$10,811
May-2003	$11,247	$11,222
Jun-2003	$11,156	$11,125
Jul-2003	$10,520	$10,494
Aug-2003	$10,574	$10,555
Sep-2003	$11,031	$10,985
Oct-2003	$10,808	$10,764
Nov-2003	$10,812	$10,782
Dec-2003	$10,917	$10,878
Jan-2004	$10,036	$10,999
Feb-2004	$11,218	$11,174

iShares Lehman 20+ Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND	LEHMAN BROTHERS 20+ YEAR TREASURY INDEX
	$10,000	$10,000
Jul-2002	$9,983	$9,983
Aug-2002	$10,503	$10,504
Sep-2002	$10,968	$10,969
Oct-2002	$10,558	$10,560
Nov-2002	$10,471	$10,475
Dec-2002	$10,924	$10,928
Jan-2003	$10,889	$10,894
Feb-2003	$11,232	$11,239
Mar-2003	$11,043	$11,051
Apr-2003	$11,183	$11,192
May-2003	$11,897	$11,910
Jun-2003	$11,654	$11,666
Jul-2003	$10,453	$10,465
Aug-2003	$10,677	$10,692
Sep-2003	$11,271	$11,280
Oct-2003	$10,922	$10,931
Nov-2003	$10,982	$10,994
Dec-2003	$11,114	$11,125
Jan-2004	$11,336	$11,349
Feb-2004	$11,582	$11,596

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/29/04, the iShares Lehman TIPS Bond Fund did not have six months of performance and therefore a line graph is not presented.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Lehman 1-3 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year Treasury Index. For the one-year period ended February 29, 2004 (the “reporting period”), the Fund returned 2.11%, while the Index returned 2.21%.

The iShares Lehman 7-10 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year Treasury Index. For the reporting period, the Fund returned 3.26%, while the Index returned 3.05%.

The iShares Lehman 20+ Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year Treasury Index. For the reporting period, the Fund returned 3.11%, while the Index returned 3.18%.

The iShares Lehman TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market, as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index. For the period from the Fund’s inception on December 4, 2003, through February 29, 2004, the Fund returned 4.29%, while the Index returned 4.32%.

Treasury bonds gained ground during the reporting period, extending their winning streak – 2003 marked their fourth consecutive calendar year of positive performance. However, the reporting period proved to be a challenging one for bonds as the emergence of a burgeoning recovery in the U.S. economy led to some significant interest-rate volatility.

Bonds rallied early in the reporting period amid lackluster economic conditions and apprehension about the war in Iraq. Treasury bond prices rose and yields fell steadily through mid-June, when the Federal Reserve Board (the “Fed”) cut its short-term interest rate target to a 45-year low of 1.00%. In a statement accompanying the rate cut – the 13th since the beginning of 2001 – the Fed indicated that, because of the low inflation environment, rates could remain at their current level for a considerable period of time.

After bottoming in June 2003 at their lowest levels since 1958, Treasury yields reversed course in July and August, rising sharply as the economy began to show marked signs of improvement. As yields soared, Treasury bond prices declined substantially; in fact, July was the worst performance month for the Treasury market since February of 1980.

Treasury yields continued to fluctuate in the latter half of the reporting period, reflecting a tug-of-war between increasing evidence of firm economic recovery and persistent weakness in the labor market. Thanks to a rebound in the manufacturing sector, a surge in retail sales, and increased capital spending by corporations, the U.S. economy (as measured by gross domestic product, or GDP) grew at an 8.2% annual rate in the third quarter of 2003 – its strongest quarter in 20 years – and a 4.0% annual rate in the fourth quarter. Nonetheless, the recovery’s sustainability was called into question by a conspicuous lack of job growth; the Fed noted the subdued pace of hiring as one of the reasons it held short-term interest rates steady through the end of the reporting period.

Treasury bond yields ended the reporting period a little higher across the board than they were at the start of the period. Although the modest rise in yields produced a slight decline in bond prices, the interest payments on the bonds more than offset the price losses. Because of their higher yields, longer-term Treasury bonds outperformed short- and intermediate-term Treasury securities.

Treasury inflation-protected securities (“TIPS”) outperformed the overall Treasury market during the last three months of the reporting period. Improving economic conditions, a sharp rise in energy prices, and the Fed’s accommodative interest-rate policy sparked some concerns about a possible rise in the inflation rate. These concerns stoked investor demand for TIPS, providing a strong boost to their performance.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of 2/29/04

Total Returns
Inception to 2/29/04
NAV	MARKET	INDEX
3.46%	3.76%	3.56%

“Total returns” represent the total changes in value of an investment over the period indicated and are calculated from the inception date of the Fund (9/22/03).

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (9/26/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 2/29/04, the Fund did not have six months of performance and therefore a line graph is not presented.

Fund Investment Allocation

(% of Net Assets)

Corporate	27.63%
Foreign	2.25%
Mortgage-Backed	35.23%
Municipal	0.23%
Short-term and Net Other Assets	0.96%
U.S. Treasury & Agency	33.70%

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market, as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). For the period from the Fund’s inception on September 22, 2003, through February 29, 2004 (the “reporting period”), the Fund returned 3.46%, while the Index returned 3.56%.

The U.S. bond market posted solid gains during the reporting period despite evidence of a nascent economic recovery. Increased manufacturing activity, healthy retail sales, and a rebound in corporate capital spending provided a boost to the economy (as measured by gross domestic product, or GDP), which grew at an 8.2% annual rate in the third quarter of 2003 – the highest growth rate in nearly 20 years – and a 4.0% annual rate in the fourth quarter.

However, bond investors focused on the one segment of the economy that had yet to participate in the recovery – the labor market. Monthly job growth figures proved repeatedly disappointing during the reporting period, calling into question the long-term health of the recovery. The weak employment numbers and continued low inflation convinced the Federal Reserve Board (the “Fed”) to hold short-term interest rates steady during the reporting period at 1.00%, their lowest levels in 45 years. In this environment, bond yields declined slightly overall and bond prices rose over the reporting period.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Every sector of the domestic bond market posted positive results during the reporting period, but corporate bonds were the top performers. Robust investor demand for the higher yields of corporate securities and better corporate financial health resulting from the economic recovery were the reasons behind the strong returns of corporate bonds.

Among the remaining sectors of the U.S. bond market, mortgage-backed securities performed best, benefiting from higher demand and reduced mortgage-refinancing activity. Treasury and government agency bonds lagged during the reporting period as relatively low interest rates led investors to seek out higher yields in other sectors of the bond market.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

Performance as of 2/29/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/04			Inception to 2/29/04			Inception to 2/29/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.29%	7.63%	7.15%	10.97%	11.26%	11.15%	18.23%	18.72%	18.43%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

iShares GS $ InvesTop™ Corporate Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES GS $ INVESTOP (TM) CORPORATE BOND FUND	GS $ INVESTOP (TM) INDEX
	$10,000	$10,000
Jul - 2002	$9,859	$9,902
Aug - 2002	$10,178	$10,223
Sep - 2002	$10,384	$10,427
Oct - 2002	$10,302	$10,348
Nov - 2002	$10,401	$10,439
Dec - 2002	$10,729	$10,769
Jan - 2003	$10,747	$10,782
Feb - 2003	$11,021	$11,054
Mar -2003	$11,008	$11,035
Apr -2003	$11,254	$11,284
May -2003	$11,630	$11,661
Jun -2003	$11,587	$11,616
Jul -2003	$10,946	$10,976
Aug -2003	$11,048	$11,076
Sep -2003	$11,493	$11,519
Oct -2003	$11,344	$11,370
Nov -2003	$11,367	$11,392
Dec -2003	$11,526	$11,553
Jan -2004	$11,662	$11,684
Feb -2004	$11,824	$11,843

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Top Fund Sectors

(% of Net Assets)

Basic Materials	5.05%
Consumer, Cyclical	5.72%
Consumer, Non-cyclical	7.01%
Communications	12.41%
Energy	6.25%
Financials	56.75%
Industrial	1.07%
Short-term and Net Other Assets	1.88%
Technology	3.86%

The iShares GS $ InvesTop™ Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop™ Index (the “Index”). For the one-year period ended February 29, 2004 (the “reporting period”), the Fund returned 7.29%, while the Index returned 7.15%.

Corporate bonds posted strong results during the reporting period despite a challenging environment for bonds in general. The bond market gained ground early in the reporting period as the U.S. economy remained in the doldrums, prompting the Federal Reserve Board (the “Fed”) to cut its short-term interest rate target to a 45-year low of 1.00% in June. However, evidence of a burgeoning economic recovery led to a sharp decline in bond prices in July and August. In particular, July was the worst performance month for the corporate bond market in nearly 20 years.

The economy (as measured by gross domestic product, or GDP) continued to gain momentum in the second half of the reporting period, growing at an 8.2% annual rate in the third quarter of 2003 – its best quarter since 1984 – and a 4.0% annual rate in the fourth quarter. A rebound in manufacturing activity, strong consumer spending, and increased capital expenditures in the corporate sector fueled the economy’s resurgence. In general, a strengthening economy has often led to a sell-off in the bond market, but bonds held their ground during the reporting period as inflation remained low and a lackluster job market cast doubts on the longevity of the recovery.

Corporate bonds were the best performers in the domestic bond market during the reporting period. Corporate bonds benefited from increased demand from investors seeking higher-yielding alternatives to the historically low rates available in the Treasury market. In addition, improving economic conditions boosted corporate profit growth and enabled many corporate bond issuers to strengthen their balance sheets. In particular, better corporate financial health provided a boost to lower-quality bonds, which outperformed higher-quality names over the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Schedule of Investments

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND

February 29, 2004

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.63%
U.S. Treasury Notes
1.50%, 07/31/05	$152,966,000	$153,365,232
1.88%, 12/31/05	289,476,000	291,181,028
2.00%, 05/15/06	243,474,000	244,849,633
2.25%, 02/15/07	35,156,000	35,293,456
2.63%, 11/15/06	97,427,000	99,019,933
5.75%, 11/15/05	253,759,000	272,029,661
6.50%, 10/15/06	159,698,000	178,131,939
6.75%, 05/15/05	237,677,000	253,358,910

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,519,769,106)		1,527,229,792
SHORT-TERM INVESTMENTS – 40.80%
MONEY MARKET FUNDS – 19.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1,2]	203,497,100	203,497,100
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[1,2]	75,920,093	75,920,093
BlackRock Temp Cash Money Market Fund[1]	3,519,610	3,519,610
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[1]	17,751,906	17,751,906

		300,688,709
FLOATING RATE NOTES – 11.33%
Beta Finance Inc.
1.05%, 05/20/04[1,3]	$3,450,913	3,450,800
1.05%, 09/15/04[1,3]	6,901,827	6,901,453
1.05%, 10/12/04[1,3]	3,450,913	3,450,703
1.14%, 08/23/04[1,3]	3,450,913	3,452,335
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[1]	5,176,370	5,175,901
1.38%, 11/22/04[1]	1,725,457	1,725,552
1.40%, 10/29/04[1]	6,901,827	6,901,712

Security	Principal	Value
CC USA Inc.
1.05%, 04/19/04[1,3]	$3,036,804	$3,036,783
1.06%, 05/24/04[1,3]	6,901,827	6,901,669
1.09%, 07/15/04[1,3]	3,450,913	3,451,377
1.51%, 02/15/05[1,3]	4,486,188	4,493,050
Dorada Finance Inc.
1.05%, 05/20/04[1,3]	6,901,827	6,901,600
1.24%, 08/09/04[1]	1,725,457	1,725,342
1.48%, 01/18/05[1,3]	5,176,370	5,176,143
Five Finance Inc.
1.06%, 04/15/04[1,3]	3,450,913	3,450,913
HBOS Treasury Services PLC
1.16%, 01/24/05[1]	6,901,827	6,901,827
Holmes Financing PLC
1.05%, 04/15/04[1]	690,183	690,183
K2 USA LLC
1.05%, 08/16/04[1,3]	1,725,457	1,725,338
1.05%, 09/27/04[1,3]	7,453,973	7,453,333
1.06%, 05/17/04[1]	3,450,913	3,450,877
1.07%, 04/13/04[1]	3,450,913	3,450,894
1.46%, 01/12/05[1,3]	3,450,913	3,450,614
Links Finance LLC
1.05%, 06/28/04[1]	3,450,913	3,450,690
1.06%, 07/20/04[1]	2,760,731	2,760,517
1.07%, 03/29/04[1]	3,450,913	3,450,913
1.07%, 05/04/04[1]	3,450,913	3,450,883
Nationwide Building Society
1.09%, 07/23/04[1,3]	5,176,370	5,176,370
1.17%, 12/28/04[1,3]	6,901,827	6,901,827
Northern Rock PLC
1.11%, 01/13/05[1,3]	6,556,735	6,556,735
Permanent Financing PLC
1.06%, 12/10/04[1]	3,450,913	3,450,913
Sigma Finance Inc.
1.06%, 07/01/04[1]	3,450,913	3,450,626
1.06%, 07/20/04[1]	3,450,913	3,450,647
1.09%, 10/07/04[1]	6,901,827	6,900,997
1.24%, 08/06/04[1]	1,725,457	1,725,382

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND

February 29, 2004

Security	Principal	Value
Tango Finance Corp.
1.05%, 01/18/05[1,3]	$3,036,804	$3,036,532
1.06%, 07/15/04[1,3]	2,070,548	2,070,293
1.07%, 02/25/05[1,3]	3,865,023	3,864,260
1.10%, 07/06/04[1,3]	2,070,548	2,070,474
WhistleJacket Capital LLC
1.05%, 09/15/04[1,3]	3,450,913	3,450,540
1.32%, 02/04/05[1,3]	1,725,457	1,725,136
White Pine Finance LLC
1.04%, 08/26/04[1,3]	3,450,913	3,450,654
1.06%, 04/20/04[1,3]	3,450,913	3,450,913
1.06%, 07/06/04[1,3]	4,141,096	4,140,958
1.06%, 11/15/04[1,3]	4,141,096	4,141,096

		175,445,755
COMMERCIAL PAPER – 4.72%
Amsterdam Funding Corp.
1.03%, 03/03/04[1]	5,176,370	5,176,074
Corporate Asset Funding Corp.
1.03%, 03/16/04[1]	3,450,913	3,449,432
1.05%, 05/21/04[1]	3,588,949	3,580,511
CRC Funding LLC
1.03%, 03/26/04[1]	2,760,730	2,758,756
Delaware Funding Corp.
1.02%, 03/16/04[1]	6,978,160	6,975,195
1.03%, 03/05/04[1]	3,084,495	3,084,142
Edison Asset Securitization
1.03%, 03/03/04[1]	5,176,370	5,176,074
Eureka Securitization Inc.
1.04%, 04/14/04[1]	4,141,095	4,135,832
Falcon Asset Securitization Corp.
1.03%, 03/10/04[1]	2,415,639	2,415,017
Galaxy Funding Inc.
1.05%, 05/17/04[1]	3,450,912	3,443,200
Gemini Securitization Corp.
1.04%, 04/19/04[1]	1,725,456	1,723,014
GIRO Funding US Corp.
1.05%, 05/19/04[1]	1,725,456	1,721,481
Jupiter Securitization Corp.
1.03%, 03/24/04[1]	3,450,913	3,448,642
Liberty Street Funding Corp.
1.03%, 03/10/04[1]	1,380,365	1,380,010
New Center Asset Trust
1.04%, 03/01/04[1]	1,725,457	1,725,457
Park Avenue Receivables Corp.
1.03%, 03/22/04[1]	2,835,615	2,833,912
Preferred Receivables Funding Corp.
1.04%, 03/15/04[1]	6,901,826	6,899,035
1.04%, 05/20/04[1]	1,725,456	1,721,469
Receivables Capital Corp.
1.03%, 03/15/04[1]	7,522,991	7,519,978
Windmill Funding Corp.
1.03%, 03/05/04[1]	3,940,943	3,940,492

		73,107,723
TIME DEPOSITS – 3.70%
Abbey National Treasury Services PLC
1.02%, 03/01/04[1]	6,901,827	6,901,827
1.33%, 02/10/05[1]	3,450,913	3,450,422
1.39%, 02/02/05[1]	3,450,913	3,450,434
1.40%, 10/25/04[1]	6,901,827	6,901,156
Bank of New York
1.39%, 11/01/04[1]	6,901,827	6,901,364
Bank of Novia Scotia
1.24%, 10/07/04[1]	5,176,370	5,176,058
1.42%, 10/29/04[1]	5,176,370	5,176,627
SunTrust Bank
1.01%, 03/01/04[1]	11,388,014	11,388,013
Toronto-Dominion Bank
1.34%, 02/10/05[1]	2,760,731	2,760,338
1.41%, 11/01/04[1]	5,176,370	5,176,023

		57,282,262
U.S. GOVERNMENT AGENCY NOTES – 1.09%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[1]	5,176,369	5,164,464
1.28%, 08/19/04[1]	2,760,729	2,743,945
Federal National Mortgage Association
1.28%, 08/20/04[1]	8,972,368	8,917,504

		16,825,913

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND

February 29, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 0.54%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 02/27/04, due 03/01/04, with a maturity value of $1,540,727 and an effective yield of 0.76%.	$1,540,630	$1,540,630
Merrill Lynch Government Securities Inc. 1.06%, 03/01/04[1]	6,901,827	6,901,827

		8,442,457

TOTAL SHORT-TERM INVESTMENTS (Cost: $631,792,819)		631,792,819

TOTAL INVESTMENTS IN SECURITIES – 139.43% (Cost $2,151,561,925)		2,159,022,611

Other Assets, Less Liabilities – (39.43%)		(610,586,791)

NET ASSETS – 100.00%		$1,548,435,820

[1]	All or a portion of this security represents investments of securities lending collateral.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND

February 29, 2004

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.22%
U.S. Treasury Notes
3.63%, 05/15/13	$20,447,000	$20,126,800
4.25%, 11/15/13	30,360,000	31,050,994
4.38%, 08/15/12	23,989,000	25,016,689
4.88%, 02/15/12	11,937,000	12,902,346
5.00%, 08/15/11	99,521,000	108,627,173

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $198,364,538)		197,724,002
SHORT-TERM INVESTMENTS – 72.91%
MONEY MARKET FUNDS – 32.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1,2]	44,419,667	44,419,667
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[1,2]	16,571,957	16,571,957
BlackRock Temp Cash Money Market Fund[1]	768,266	768,266
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[1]	3,874,914	3,874,914

		65,634,804
FLOATING RATE NOTES – 19.22%
Beta Finance Inc.
1.05%, 05/20/04[1,3]	$753,271	753,246
1.05%, 09/15/04[1,3]	1,506,542	1,506,460
1.05%, 10/12/04[1,3]	753,271	753,225
1.14%, 08/23/04[1,3]	753,271	753,581
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[1]	1,129,906	1,129,804
1.38%, 11/22/04[1]	376,635	376,656
1.40%, 10/29/04[1]	1,506,542	1,506,517
CC USA Inc.
1.05%, 04/19/04[1,3]	662,878	662,874
1.06%, 05/24/04[1,3]	1,506,542	1,506,507
1.09%, 07/15/04[1,3]	753,271	753,372
1.51%, 02/15/05[1,3]	979,252	980,750

Security	Principal	Value
Dorada Finance Inc.
1.05%, 05/20/04[1,3]	$1,506,542	$1,506,492
1.24%, 08/09/04[1]	376,635	376,610
1.48%, 01/18/05[1,3]	1,129,906	1,129,857
Five Finance Inc.
1.06%, 04/15/04[1,3]	753,271	753,271
HBOS Treasury Services PLC
1.16%, 01/24/05[1]	1,506,542	1,506,542
Holmes Financing PLC
1.05%, 04/15/04[1]	150,654	150,654
K2 USA LLC
1.05%, 08/16/04[1,3]	376,635	376,610
1.05%, 09/27/04[1,3]	1,627,065	1,626,925
1.06%, 05/17/04[1]	753,271	753,263
1.07%, 04/13/04[1]	753,271	753,267
1.46%, 01/12/05[1,3]	753,271	753,206
Links Finance LLC
1.05%, 06/28/04[1]	753,271	753,222
1.06%, 07/20/04[1]	602,617	602,570
1.07%, 03/29/04[1]	753,271	753,271
1.07%, 05/04/04[1]	753,271	753,264
Nationwide Building Society
1.09%, 07/23/04[1,3]	1,129,906	1,129,906
1.17%, 12/28/04[1,3]	1,506,542	1,506,542
Northern Rock PLC
1.11%, 01/13/05[1,3]	1,431,214	1,431,214
Permanent Financing PLC
1.06%, 12/10/04[1]	753,271	753,271
Sigma Finance Inc.
1.06%, 07/01/04[1]	753,271	753,208
1.06%, 07/20/04[1]	753,271	753,213
1.09%, 10/07/04[1]	1,506,542	1,506,360
1.24%, 08/06/04[1]	376,635	376,619
Tango Finance Corp.
1.05%, 01/18/05[1,3]	662,878	662,819
1.06%, 07/15/04[1,3]	451,962	451,907
1.07%, 02/25/05[1,3]	843,663	843,497
1.10%, 07/06/04[1,3]	451,962	451,946
WhistleJacket Capital LLC
1.05%, 09/15/04[1,3]	753,271	753,189
1.32%, 02/04/05[1,3]	376,635	376,565

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND

February 29, 2004

Security	Principal	Value
White Pine Finance LLC
1.04%, 08/26/04[1,3]	$753,271	$753,214
1.06%, 04/20/04[1,3]	753,271	753,271
1.06%, 07/06/04[1,3]	903,925	903,895
1.06%, 11/15/04[1,3]	903,925	903,925

		38,296,577
COMMERCIAL PAPER – 8.01%
Amsterdam Funding Corp.
1.03%, 03/03/04[1]	1,129,906	1,129,842
Corporate Asset Funding Corp.
1.03%, 03/16/04[1]	753,271	752,948
1.05%, 05/21/04[1]	783,402	781,560
CRC Funding LLC
1.03%, 03/26/04[1]	602,617	602,186
Delaware Funding Corp.
1.02%, 03/16/04[1]	1,523,204	1,522,557
1.03%, 03/05/04[1]	673,288	673,211
Edison Asset Securitization
1.03%, 03/03/04[1]	1,129,906	1,129,842
Eureka Securitization Inc.
1.04%, 04/14/04[1]	903,925	902,776
Falcon Asset Securitization Corp.
1.03%, 03/10/04[1]	527,290	527,154
Galaxy Funding Inc.
1.05%, 05/17/04[1]	753,271	751,587
Gemini Securitization Corp.
1.04%, 04/19/04[1]	376,635	376,102
GIRO Funding US Corp.
1.05%, 05/19/04[1]	376,635	375,768
Jupiter Securitization Corp.
1.03%, 03/24/04[1]	753,271	752,775
Liberty Street Funding Corp.
1.03%, 03/10/04[1]	301,308	301,231
New Center Asset Trust
1.04%, 03/01/04[1]	376,635	376,635
Park Avenue Receivables Corp.
1.03%, 03/22/04[1]	618,963	618,591
Preferred Receivables Funding Corp.
1.04%, 03/15/04[1]	1,506,542	1,505,932
1.04%, 05/20/04[1]	376,635	375,765
Receivables Capital Corp.
1.03%, 03/15/04[1]	1,642,130	1,641,473
Windmill Funding Corp.
1.03%, 03/05/04[1]	860,235	860,137

		15,958,072
TIME DEPOSITS – 6.27%
Abbey National Treasury Services PLC
1.02%, 03/01/04[1]	1,506,542	1,506,542
1.33%, 02/10/05[1]	753,271	753,164
1.39%, 02/02/05[1]	753,271	753,166
1.40%, 10/25/04[1]	1,506,542	1,506,390
Bank of New York
1.39%, 11/01/04[1]	1,506,542	1,506,441
Bank of Novia Scotia
1.24%, 10/07/04[1]	1,129,906	1,129,838
1.42%, 10/29/04[1]	1,129,906	1,129,962
SunTrust Bank
1.01%, 03/01/04[1]	2,485,794	2,485,794
Toronto-Dominion Bank
1.34%, 02/10/05[1]	602,617	602,531
1.41%, 11/01/04[1]	1,129,906	1,129,830

		12,503,658
REPURCHASE AGREEMENTS – 4.63%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 02/27/04, due 03/01/04, with a maturity value of $7,729,554 and an effective yield of 0.76%.	7,729,064	7,729,064
Merrill Lynch Government Securities Inc. 1.06%, 03/01/04[1]	1,506,542	1,506,542

		9,235,606

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND

February 29, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 1.84%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[1]	$1,129,906	$1,127,307
1.28%, 08/19/04[1]	602,617	598,953
Federal National Mortgage Association
1.28%, 08/20/04[1]	1,958,504	1,946,527

		3,672,787

TOTAL SHORT-TERM INVESTMENTS (Cost: $145,301,504)		145,301,504

TOTAL INVESTMENTS IN SECURITIES – 172.13% (Cost $343,666,042)		343,025,506
Other Assets, Less Liabilities – (72.13%)		(143,740,011)

NET ASSETS – 100.00%		$199,285,495

[1]	All or a portion of this security represents investments of securities lending collateral.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND

February 29, 2004

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.55%
U.S. Treasury Bonds
5.25%, 11/15/28	$11,790,000	$12,301,804
5.25%, 02/15/29	17,550,000	18,330,975
5.38%, 02/15/31	22,290,000	24,024,383
5.50%, 08/15/28	12,780,000	13,783,102
6.00%, 02/15/26	13,500,000	15,484,905
6.13%, 11/15/27	27,660,000	32,273,412
6.13%, 08/15/29	11,790,000	13,811,396
6.25%, 05/15/30	21,780,000	25,976,135
6.38%, 08/15/27	9,540,000	11,458,494
6.50%, 11/15/26	15,840,000	19,272,212
6.63%, 02/15/27	13,020,000	16,074,622
6.75%, 08/15/26	8,430,000	10,547,785
6.88%, 08/15/25	15,750,000	19,906,897
7.50%, 11/15/24	11,040,000	14,857,080
7.63%, 02/15/25	10,080,000	13,739,140

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $271,776,168)		261,842,342
SHORT-TERM INVESTMENTS – 9.11%
MONEY MARKET FUNDS – 3.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1,2]	6,880,819	6,880,819
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[1,2]	2,567,076	2,567,076
BlackRock Temp Cash Money Market Fund[1]	119,008	119,008
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[1]	600,243	600,243

		10,167,146

Security	Principal	Value
FLOATING RATE NOTES – 2.23%
Beta Finance Inc.
1.05%, 05/20/04[1,3]	$116,685	$116,681
1.05%, 09/15/04[1,3]	233,371	233,358
1.05%, 10/12/04[1,3]	116,685	116,678
1.14%, 08/23/04[1,3]	116,685	116,733
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[1]	175,028	175,012
1.38%, 11/22/04[1]	58,343	58,346
1.40%, 10/29/04[1]	233,371	233,367
CC USA Inc.
1.05%, 04/19/04[1,3]	102,683	102,682
1.06%, 05/24/04[1,3]	233,371	233,365
1.09%, 07/15/04[1,3]	116,685	116,701
1.51%, 02/15/05[1,3]	151,691	151,923
Dorada Finance Inc.
1.05%, 05/20/04[1,3]	233,371	233,363
1.24%, 08/09/04[1]	58,343	58,339
1.48%, 01/18/05[1,3]	175,028	175,020
Five Finance Inc.
1.06%, 04/15/04[1,3]	116,685	116,685
HBOS Treasury Services PLC
1.16%, 01/24/05[1]	233,371	233,371
Holmes Financing PLC
1.05%, 04/15/04[1]	23,337	23,337
K2 USA LLC
1.05%, 08/16/04[1,3]	58,343	58,339
1.05%, 09/27/04[1,3]	252,040	252,019
1.06%, 05/17/04[1]	116,685	116,684
1.07%, 04/13/04[1]	116,685	116,685
1.46%, 01/12/05[1,3]	116,685	116,675
Links Finance LLC
1.05%, 06/28/04[1]	116,685	116,678
1.06%, 07/20/04[1]	93,348	93,341
1.07%, 03/29/04[1]	116,685	116,685
1.07%, 05/04/04[1]	116,685	116,684
Nationwide Building Society
1.09%, 07/23/04[1,3]	175,028	175,028
1.17%, 12/28/04[1,3]	233,371	233,371
Northern Rock PLC
1.11%, 01/13/05[1,3]	221,702	221,702

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND

February 29, 2004

Security	Principal	Value
Permanent Financing PLC
1.06%, 12/10/04[1]	$116,685	$116,685
Sigma Finance Inc.
1.06%, 07/01/04[1]	116,685	116,676
1.06%, 07/20/04[1]	116,685	116,676
1.09%, 10/07/04[1]	233,371	233,342
1.24%, 08/06/04[1]	58,343	58,340
Tango Finance Corp.
1.05%, 01/18/05[1,3]	102,683	102,674
1.06%, 07/15/04[1,3]	70,011	70,003
1.07%, 02/25/05[1,3]	130,687	130,662
1.10%, 07/06/04[1,3]	70,011	70,009
WhistleJacket Capital LLC
1.05%, 09/15/04[1,3]	116,685	116,673
1.32%, 02/04/05[1,3]	58,343	58,332
White Pine Finance LLC
1.04%, 08/26/04[1,3]	116,685	116,676
1.06%, 04/20/04[1,3]	116,685	116,685
1.06%, 07/06/04[1,3]	140,022	140,018
1.06%, 11/15/04[1,3]	140,022	140,022

		5,932,325
REPURCHASE AGREEMENTS – 1.18%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 02/27/04, due 03/01/04, with a maturity value of $2,896,895 and an effective yield of 0.76%.	2,896,712	2,896,712
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[1]	233,371	233,371

		3,130,083
COMMERCIAL PAPER – 0.93%
Amsterdam Funding Corp.
1.03%, 03/03/04[1]	175,028	175,018
Corporate Asset Funding Corp.
1.03%, 03/16/04[1]	116,685	116,635
1.05%, 05/21/04[1]	121,353	121,067
CRC Funding LLC
1.03%, 03/26/04[1]	93,348	93,281
Delaware Funding Corp.
1.02%, 03/16/04[1]	235,952	235,851
1.03%, 03/05/04[1]	104,296	104,284
Edison Asset Securitization
1.03%, 03/03/04[1]	175,028	175,018
Eureka Securitization Inc.
1.04%, 04/14/04[1]	140,022	139,844
Falcon Asset Securitization Corp.
1.03%, 03/10/04[1]	81,680	81,659
Galaxy Funding Inc.
1.05%, 05/17/04[1]	116,685	116,424
Gemini Securitization Corp.
1.04%, 04/19/04[1]	58,343	58,260
GIRO Funding US Corp.
1.05%, 05/19/04[1]	58,343	58,208
Jupiter Securitization Corp.
1.03%, 03/24/04[1]	116,685	116,608
Liberty Street Funding Corp.
1.03%, 03/10/04[1]	46,674	46,662
New Center Asset Trust
1.04%, 03/01/04[1]	58,343	58,343
Park Avenue Receivables Corp.
1.03%, 03/22/04[1]	95,880	95,823
Preferred Receivables Funding Corp.
1.04%, 03/15/04[1]	233,370	233,276
1.04%, 05/20/04[1]	58,343	58,208
Receivables Capital Corp.
1.03%, 03/15/04[1]	254,374	254,272
Windmill Funding Corp.
1.03%, 03/05/04[1]	133,255	133,239

		2,471,980
TIME DEPOSITS – 0.73%
Abbey National Treasury Services PLC
1.02%, 03/01/04[1]	233,371	233,371
1.33%, 02/10/05[1]	116,685	116,669
1.39%, 02/02/05[1]	116,685	116,669
1.40%, 10/25/04[1]	233,371	233,346
Bank of New York
1.39%, 11/01/04[1]	233,371	233,355

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND

February 29, 2004

Security	Principal	Value
Bank of Novia Scotia
1.24%, 10/07/04[1]	$175,028	$175,017
1.42%, 10/29/04[1]	175,028	175,037
SunTrust Bank
1.01%, 03/01/04[1]	385,061	385,061
Toronto-Dominion Bank
1.34%, 02/10/05[1]	93,348	93,335
1.41%, 11/01/04[1]	175,028	175,016

		1,936,876
U.S. GOVERNMENT AGENCY NOTES – 0.21%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[1]	175,028	174,625
1.28%, 08/19/04[1]	93,348	92,781
Federal National Mortgage Association
1.28%, 08/20/04[1]	303,381	301,526

		568,932

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,207,342)		24,207,342

TOTAL INVESTMENTS IN SECURITIES – 107.66% (Cost $295,983,510)		286,049,684

Other Assets, Less Liabilities – (7.66%)		(20,353,820)

NET ASSETS – 100.00%		$265,695,864

[1]	All or a portion of this security represents investments of securities lending collateral.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES LEHMAN TIPS BOND FUND

February 29, 2004

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.40%
U.S. Treasury Inflation Index Bonds
1.88%, 07/15/13	$61,253,640	$63,167,816
2.00%, 01/15/14	19,103,545	19,831,773
3.00%, 07/15/12	68,310,665	77,063,310
3.38%, 01/15/07	44,167,795	48,584,574
3.38%, 01/15/12	19,181,686	22,187,840
3.38%, 04/15/32	15,409,114	20,080,079
3.50%, 01/15/11	34,988,038	40,591,723
3.63%, 01/15/08	52,706,346	59,475,949
3.63%, 04/15/28	49,774,670	64,668,247
3.88%, 01/15/09	48,396,184	55,995,837
3.88%, 04/15/29	52,989,088	72,040,255
4.25%, 01/15/10	34,660,671	41,425,047

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $570,804,817)		585,112,450
SHORT-TERM INVESTMENTS – 0.08%
REPURCHASE AGREEMENTS – 0.08%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 02/27/04, due 03/01/04, with a maturity value of $472,908 and an effective yield of 0.76%.	472,879	472,879

		472,879

TOTAL SHORT-TERM INVESTMENTS (Cost: $472,879)		472,879

TOTAL INVESTMENTS IN SECURITIES – 99.48% (Cost $571,277,696)		585,585,329
Other Assets, Less Liabilities – 0.52%		3,085,741

NET ASSETS – 100.00%		$588,671,070

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES LEHMAN AGGREGATE BOND FUND

February 29, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 27.63%
AUTO MANUFACTURERS – 0.78%
DaimlerChrysler NA Holding Corp.
4.75%, 01/15/08	$1,700,000	$1,757,760
7.30%, 01/15/12	850,000	966,710

		2,724,470
BANKS – 4.75%
Bank of America Corp.
3.25%, 08/15/08	1,700,000	1,700,192
4.88%, 01/15/13	850,000	868,405
Bank One Corp.
2.63%, 06/30/08	1,700,000	1,659,578
Credit Suisse First Boston
6.13%, 11/15/11	850,000	940,514
7.13%, 07/15/32	850,000	991,938
European Investment Bank
3.00%, 06/16/08	2,550,000	2,568,675
International Bank for Reconstruction & Development
4.13%, 08/12/09	1,700,000	1,780,871
Kredit Wiederauf
3.38%, 01/23/08	1,700,000	1,740,673
Wachovia Corp.
3.50%, 08/15/08	850,000	858,492
Washington Mutual Inc.
4.00%, 01/15/09	850,000	862,404
Wells Fargo & Company
5.00%, 11/15/14	850,000	867,282
5.13%, 02/15/07	1,700,000	1,825,711

		16,664,735
COMMERCIAL SERVICES – 0.55%
Cendant Corp.
6.25%, 01/15/08	850,000	929,184
7.38%, 01/15/13	850,000	990,871

		1,920,055
COMPUTERS – 0.25%
International Business Machines Corp.
4.25%, 09/15/09	850,000	882,965

		882,965
COSMETICS / PERSONAL CARE – 0.77%
Procter & Gamble Co.
4.75%, 06/15/07	2,550,000	2,714,928

		2,714,928
DIVERSIFIED FINANCIAL SERVICES – 13.52%
American Express Co.
4.88%, 07/15/13	850,000	872,502
American Express Credit Corp.
3.00%, 05/16/08	850,000	845,086
American General Finance Corp.
5.38%, 10/01/12	850,000	892,273
Bear Stearns Companies Inc.
2.88%, 07/02/08	1,700,000	1,669,166
Boeing Capital Corp.
4.75%, 08/25/08	850,000	890,240
5.80%, 01/15/13	850,000	914,933
ChevronTexaco Capital Co.
3.50%, 09/17/07	850,000	872,389
CIT Group Inc.
7.38%, 04/02/07	1,700,000	1,926,046
Citigroup Inc.
3.50%, 02/01/08	1,700,000	1,726,940
6.00%, 02/21/12	1,700,000	1,890,310
6.63%, 06/15/32	850,000	947,551
Countrywide Home Loans Inc.
3.25%, 05/21/08	850,000	846,750
Deutsche Telekom International Finance AG
3.88%, 07/22/08	850,000	861,221
Devon Financing Corp. ULC
6.88%, 09/30/11	850,000	975,199
Diageo Capital PLC
3.50%, 11/19/07	850,000	865,632
Ford Motor Credit Co.
5.63%, 10/01/08	1,700,000	1,750,172
7.00%, 10/01/13	935,000	985,285
General Electric Capital Corp.
3.50%, 05/01/08	2,550,000	2,584,817
6.75%, 03/15/32	850,000	972,296

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES LEHMAN AGGREGATE BOND FUND

February 29, 2004

Security	Principal	Value
General Motors Acceptance Corp.
6.13%, 09/15/06	$1,700,000	$1,817,180
6.88%, 09/15/11	1,700,000	1,833,426
8.38%, 07/15/33	850,000	961,595
Household Finance Corp.
4.63%, 01/15/08	850,000	893,850
6.38%, 11/27/12	1,700,000	1,902,696
International Lease Finance Corp.
5.63%, 06/01/07	1,700,000	1,843,649
John Deere Capital Corp.
7.00%, 03/15/12	850,000	999,229
JP Morgan Chase & Co.
5.25%, 05/30/07	1,700,000	1,828,286
5.75%, 01/02/13	850,000	918,683
Lehman Brothers Inc.
4.00%, 01/22/08	1,700,000	1,752,680
Morgan Stanley
5.30%, 03/01/13	850,000	886,787
5.80%, 04/01/07	1,700,000	1,854,281
National Rural Utilities
6.00%, 05/15/06	2,550,000	2,758,130
Sprint Capital Corp.
8.75%, 03/15/32	850,000	1,055,786
Unilever Capital Corp.
5.90%, 11/15/32	850,000	876,945
Verizon Global Funding Corp.
6.13%, 06/15/07	850,000	936,386
7.75%, 12/01/30	850,000	1,019,066

		47,427,463
ELECTRIC – 0.55%
Progress Energy Inc.
7.10%, 03/01/11	1,700,000	1,948,121

		1,948,121
ENERGY – 0.30%
TXU Energy Co.
7.00%, 03/15/13	935,000	1,063,467

		1,063,467
FOOD – 0.25%
Kraft Foods Inc.
4.00%, 10/01/08	850,000	869,020

		869,020
FOREST PRODUCTS & PAPER – 0.54%
Weyerhaeuser Co.
6.13%, 03/15/07	850,000	928,068
7.38%, 03/15/32	850,000	972,708

		1,900,776
IRON / STEEL – 0.53%
Duke Energy Corp.
6.25%, 01/15/12	1,700,000	1,855,878

		1,855,878
MEDIA – 0.55%
AOL Time Warner Inc.
6.15%, 05/01/07	850,000	932,668
7.70%, 05/01/20	850,000	1,001,514

		1,934,182
MINING – 0.27%
Alcoa Inc.
6.00%, 01/15/12	850,000	942,917

		942,917
OIL & GAS PRODUCERS – 0.52%
Conoco Funding Co.
5.45%, 10/15/06	1,700,000	1,831,381

		1,831,381
PHARMACEUTICALS – 0.26%
Bristol-Myers Squibb Co.
4.75%, 10/01/06	850,000	900,153

		900,153
RETAIL – 0.78%
Target Corp.
5.88%, 03/01/12	850,000	937,722
Wal-Mart Stores Inc.
4.38%, 07/12/07	1,700,000	1,793,674

		2,731,396
TELECOMMUNICATIONS – 1.10%
British Telecom PLC
8.38%, 12/15/10	850,000	1,040,856
Cox Communications Inc.
7.13%, 10/01/12	850,000	982,170
SBC Communications Inc.
5.88%, 02/01/12	1,700,000	1,826,682

		3,849,708

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES LEHMAN AGGREGATE BOND FUND

February 29, 2004

Security	Principal	Value
TELEPHONE – 1.36%
AT&T Broadband Corp.
8.38%, 03/15/13	$1,700,000	$2,098,496
AT&T Corp.
7.80%, 11/15/11	850,000	990,666
Verizon Virginia Inc.
4.63%, 03/15/13	1,700,000	1,666,809

		4,755,971

TOTAL CORPORATE BONDS & NOTES (Cost: $95,307,765)		96,917,586
FOREIGN GOVERNMENT BONDS & NOTES[5] – 2.25%
Italy (Republic of)
4.38%, 06/15/13	1,700,000	1,723,298
Ontario (Province of)
3.50%, 09/17/07	2,550,000	2,615,636
United Mexican States
4.63%, 10/08/08	1,700,000	1,742,500
6.38%, 01/16/13	1,700,000	1,814,750

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $7,768,080)		7,896,184
MUNICIPAL DEBT OBLIGATIONS – 0.23%
ILLINOIS – 0.23%
Illinois State, General Obligations
5.10%, 06/01/33	850,000	812,592

		812,592
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $776,527)		812,592
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 68.93%
MORTGAGE-BACKED SECURITIES – 35.23%
Federal Home Loan Mortgage Corporation
4.50%, 03/01/34[1]	6,800,000	6,863,750
5.00%, 03/01/19[1]	4,896,000	5,024,520
5.00%, 03/01/34[1]	6,052,000	6,059,565
5.50%, 03/01/19[1]	3,128,000	3,258,006
5.50%, 03/01/34[1]	5,882,000	6,019,862
6.00%, 03/01/19[1]	2,550,000	2,685,469
6.00%, 03/01/34[1]	5,168,000	5,373,108
6.50%, 03/01/19[1]	1,292,000	1,371,135
6.50%, 03/01/34[1]	4,080,000	4,290,373
7.00%, 03/01/34[1]	2,890,000	3,067,012
Federal National Mortgage Association
4.50%, 03/01/19[1]	4,862,000	4,907,581
5.00%, 03/01/19[1]	6,086,000	6,247,656
5.00%, 03/01/34[1]	8,874,000	8,887,861
5.50%, 03/01/19[1]	3,706,000	3,860,029
5.50%, 03/01/34[1]	14,620,000	14,953,511
6.00%, 03/01/19[1]	3,026,000	3,187,703
6.00%, 03/01/34[1]	8,568,000	8,918,757
6.50%, 03/01/19[1]	2,210,000	2,348,815
6.50%, 03/01/34[1]	6,018,000	6,328,300
7.00%, 03/01/34[1]	4,182,000	4,440,761
Government National Mortgage Association
5.00%, 03/01/34[1]	1,938,000	1,943,450
5.50%, 03/01/34[1]	3,128,000	3,211,086
6.00%, 03/01/34[1]	3,502,000	3,656,305
6.50%, 03/01/34[1]	2,584,000	2,726,926
7.00%, 03/01/34[1]	3,706,000	3,946,890

		123,578,431
U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.49%
Federal Home Loan Mortgage Corporation
2.75%, 03/15/08	8,160,000	8,125,320
4.50%, 01/15/13	5,202,000	5,285,648
6.25%, 07/15/32	3,366,000	3,795,098

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES LEHMAN AGGREGATE BOND FUND

February 29, 2004

Security	Shares or Principal	Value
Federal National Mortgage Association
3.88%, 03/15/05	$16,966,000	$17,418,822
7.25%, 01/15/10	4,760,000	5,681,155

		40,306,043
U.S. GOVERNMENT OBLIGATIONS – 22.21%
U.S. Treasury Bonds
6.25%, 05/15/30	6,800,000	8,110,088
8.13%, 08/15/19	9,384,000	13,021,708

U.S. Treasury Notes
1.25%, 05/31/05	24,548,000	24,552,418
3.00%, 11/15/07	13,600,000	13,876,352
3.88%, 02/15/13	8,772,000	8,788,228
6.00%, 08/15/09	8,330,000	9,555,176

		77,903,970

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $239,542,482)		241,788,444
SHORT-TERM INVESTMENTS – 55.93%
MONEY MARKET FUNDS – 34.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	110,614,713	110,614,713
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	8,624,440	8,624,440
BlackRock Temp Cash Money Market Fund[2]	399,824	399,824
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[2]	2,016,597	2,016,597

		121,655,574
REPURCHASE AGREEMENTS – 10.80%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 02/27/04, due 03/01/04, with a maturity value of $37,115,653 and an effective yield of 0.76%.	$37,113,303	37,113,303

Security	Principal	Value
Merrill Lynch Government Securities Inc.
1.06%, 03/01/04[2]	$784,040	$784,040

		37,897,343
FLOATING RATE NOTES – 5.68%
Beta Finance Inc.
1.05%, 05/20/04[2,4]	392,020	392,007
1.05%, 09/15/04[2,4]	784,040	783,998
1.05%, 10/12/04[2,4]	392,020	391,996
1.14%, 08/23/04[2,4]	392,020	392,182
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	588,030	587,977
1.38%, 11/22/04[2]	196,010	196,021
1.40%, 10/29/04[2]	784,040	784,027
CC USA Inc.
1.05%, 04/19/04[2,4]	344,978	344,975
1.06%, 05/24/04[2,4]	784,040	784,021
1.09%, 07/15/04[2,4]	392,020	392,073
1.51%, 02/15/05[2,4]	509,626	510,406
Dorada Finance Inc.
1.05%, 05/20/04[2,4]	784,040	784,014
1.24%, 08/09/04[2]	196,010	195,997
1.48%, 01/18/05[2,4]	588,030	588,004
Five Finance Inc.
1.06%, 04/15/04[2,4]	392,020	392,020
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	784,040	784,040
Holmes Financing PLC
1.05%, 04/15/04[2]	78,404	78,404
K2 USA LLC
1.05%, 08/16/04[2,4]	196,010	195,997
1.05%, 09/27/04[2,4]	846,763	846,691
1.06%, 05/17/04[2]	392,020	392,016
1.07%, 04/13/04[2]	392,020	392,018
1.46%, 01/12/05[2,4]	392,020	391,986
Links Finance LLC
1.05%, 06/28/04[2]	392,020	391,995
1.06%, 07/20/04[2]	313,616	313,592
1.07%, 03/29/04[2]	392,020	392,020
1.07%, 05/04/04[2]	392,020	392,017

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES LEHMAN AGGREGATE BOND FUND

February 29, 2004

Security	Principal	Value
Nationwide Building Society
1.09%, 07/23/04[2,4]	$588,030	$588,030
1.17%, 12/28/04[2,4]	784,040	784,040
Northern Rock PLC
1.11%, 01/13/05[2,4]	744,838	744,838
Permanent Financing PLC
1.06%, 12/10/04[2]	392,020	392,020
Sigma Finance Inc.
1.06%, 07/01/04[2]	392,020	391,987
1.06%, 07/20/04[2]	392,020	391,990
1.09%, 10/07/04[2]	784,040	783,946
1.24%, 08/06/04[2]	196,010	196,002
Tango Finance Corp.
1.05%, 01/18/05[2,4]	344,978	344,947
1.06%, 07/15/04[2,4]	235,212	235,183
1.07%, 02/25/05[2,4]	439,062	438,976
1.10%, 07/06/04[2,4]	235,212	235,204
WhistleJacket Capital LLC
1.05%, 09/15/04[2,4]	392,020	391,978
1.32%, 02/04/05[2,4]	196,010	195,974
White Pine Finance LLC
1.04%, 08/26/04[2,4]	392,020	391,991
1.06%, 04/20/04[2,4]	392,020	392,020
1.06%, 07/06/04[2,4]	470,424	470,408
1.06%, 11/15/04[2,4]	470,424	470,424

		19,930,452
COMMERCIAL PAPER – 2.37%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	588,030	587,996
Corporate Asset Funding Corp.
1.03%, 03/16/04[2]	392,020	391,852
1.05%, 05/21/04[2]	407,701	406,742
CRC Funding LLC
1.03%, 03/26/04[2]	313,616	313,392
Delaware Funding Corp.
1.02%, 03/16/04[2]	792,711	792,375
1.03%, 03/05/04[2]	350,395	350,355
Edison Asset Securitization
1.03%, 03/03/04[2]	588,030	587,996
Eureka Securitization Inc.
1.04%, 04/14/04[2]	470,424	469,826
Falcon Asset Securitization Corp.
1.03%, 03/10/04[2]	274,414	274,343
Galaxy Funding Inc.
1.05%, 05/17/04[2]	392,020	391,144
Gemini Securitization Corp.
1.04%, 04/19/04[2]	196,010	195,733
GIRO Funding US Corp.
1.05%, 05/19/04[2]	196,010	195,558
Jupiter Securitization Corp.
1.03%, 03/24/04[2]	392,020	391,762
Liberty Street Funding Corp.
1.03%, 03/10/04[2]	156,808	156,768
New Center Asset Trust
1.04%, 03/01/04[2]	196,010	196,010
Park Avenue Receivables Corp.
1.03%, 03/22/04[2]	322,123	321,929
Preferred Receivables Funding Corp.
1.04%, 03/15/04[2]	784,040	783,723
1.04%, 05/20/04[2]	196,010	195,557
Receivables Capital Corp.
1.03%, 03/15/04[2]	854,604	854,261
Windmill Funding Corp.
1.03%, 03/05/04[2]	447,687	447,636

		8,304,958
TIME DEPOSITS – 1.86%
Abbey National Treasury Services PLC
1.02%, 03/01/04[2]	784,040	784,040
1.33%, 02/10/05[2]	392,020	391,964
1.39%, 02/02/05[2]	392,020	391,966
1.40%, 10/25/04[2]	784,040	783,958
Bank of New York
1.39%, 11/01/04[2]	784,040	783,987
Bank of Novia Scotia
1.24%, 10/07/04[2]	588,030	587,995
1.42%, 10/29/04[2]	588,030	588,059
SunTrust Bank
1.01%, 03/01/04[2]	1,293,666	1,293,666
Toronto-Dominion Bank
1.34%, 02/10/05[2]	313,616	313,571
1.41%, 11/01/04[2]	588,030	587,991

		6,507,197

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES LEHMAN AGGREGATE BOND FUND

February 29, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.54%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	$588,030	$586,678
1.28%, 08/19/04[2]	313,616	311,709
Federal National Mortgage Association
1.28%, 08/20/04[2]	1,019,251	1,013,019

		1,911,406

TOTAL SHORT-TERM INVESTMENTS (Cost: $196,206,930)		196,206,930

TOTAL INVESTMENTS IN SECURITIES – 154.97% (Cost $539,601,784)		543,621,736
Other Assets, Less Liabilities – (54.97%)		(192,822,121)

NET ASSETS – 100.00%		$350,799,615

[1]	To-be-announced (TBA). See Note 1.
[2]	All or a portion of this security represents investments of securities lending collateral.
[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Investments are denominated in U.S. dollars.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES GS $ INVESTOPTM CORPORATE BOND FUND

February 29, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.12%
AUTO MANUFACTURERS – 1.91%
DaimlerChrysler NA
Holding Corp.
4.75%, 01/15/08	$22,100,000	$22,851,842
6.50%, 11/15/13	23,205,000	24,838,632

		47,690,474
BANKS – 12.25%
Bank of America Corp.
3.25%, 08/15/08	22,100,000	22,118,343
4.88%, 01/15/13	22,100,000	22,634,379
Bank One Corp.
2.63%, 06/30/08	23,205,000	22,642,395
Credit Suisse First Boston
3.88%, 01/15/09	23,205,000	23,565,142
5.13%, 01/15/14	22,100,000	22,509,734
7.13%, 07/15/32	23,205,000	27,154,259
Popular North America Inc.
3.88%, 10/01/08	23,205,000	23,540,776
Wachovia Corp.
3.63%, 02/17/09	23,205,000	23,366,855
4.88%, 02/15/14	23,205,000	23,444,592
Washington Mutual Inc.
4.00%, 01/15/09	23,205,000	23,545,881
5.50%, 01/15/13	22,100,000	23,335,942
Wells Fargo & Company
3.50%, 04/04/08	23,205,000	23,647,635
4.95%, 10/16/13	23,205,000	23,747,881

		305,253,814
BUILDING MATERIALS – 1.07%
CRH America Inc.
6.95%, 03/15/12	23,205,000	26,773,697

		26,773,697
COMMERCIAL SERVICES – 2.06%
Cendant Corp.
6.25%, 01/15/08	23,205,000	25,586,181
7.38%, 01/15/13	22,100,000	25,794,788

		51,380,969
COMPUTERS – 3.86%
Hewlett-Packard Co.
5.50%, 07/01/07	23,205,000	25,234,045
International Business Machines Corp.
4.25%, 09/15/09	23,205,000	24,142,714
4.75%, 11/29/12	23,205,000	23,821,441
5.88%, 11/29/32	22,100,000	22,885,545

		96,083,745
DIVERSIFIED FINANCIAL SERVICES – 44.50%
American Express Co.
4.88%, 07/15/13	22,100,000	22,752,281
American Express Credit Corp.
3.00%, 05/16/08	23,205,000	23,109,511
American General Finance Corp.
5.38%, 10/01/12	23,205,000	24,559,708
Bear Stearns Companies Inc.
2.88%, 07/02/08	22,100,000	21,653,690
5.70%, 11/15/14	22,100,000	23,556,942
Boeing Capital Corp.
4.75%, 08/25/08	22,100,000	23,259,476
5.80%, 01/15/13	23,205,000	25,071,958
Capital One Bank
5.75%, 09/15/10	23,205,000	25,119,296
ChevronTexaco Capital Co.
3.50%, 09/17/07	23,205,000	23,857,409
CIT Group Inc.
4.75%, 12/15/10	22,100,000	22,726,093
5.00%, 02/13/14	23,205,000	23,216,951
Citigroup Inc.
3.50%, 02/01/08	23,205,000	23,612,944
6.00%, 02/21/12	23,205,000	25,833,546
6.00%, 10/31/33	22,100,000	22,788,857
Countrywide Home Loans Inc.
3.25%, 05/21/08	23,205,000	23,154,877
Deutsche Telekom International Finance AG
3.88%, 07/22/08	23,205,000	23,541,589
5.25%, 07/22/13	22,100,000	22,566,752
Devon Financing Corp. ULC
6.88%, 09/30/11	22,100,000	25,406,049
Diageo Capital PLC
3.50%, 11/19/07	23,205,000	23,707,272

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES GS $ INVESTOPTM CORPORATE BOND FUND

February 29, 2004

Security	Principal	Value
Ford Motor Credit Co.
5.63%, 10/01/08	$22,100,000	$22,799,575
7.00%, 10/01/13	23,205,000	24,511,906
General Electric Capital Corp.
3.50%, 05/01/08	22,100,000	22,394,924
5.00%, 02/01/13	22,100,000	22,878,362
6.75%, 03/15/32	22,100,000	25,299,306
General Motors Acceptance Corp.
6.13%, 08/28/07	23,205,000	24,970,900
6.88%, 09/15/11	22,100,000	23,903,581
8.38%, 07/15/33	23,205,000	26,346,957
Household Finance Corp.
4.13%, 12/15/08	22,100,000	22,639,240
4.75%, 07/15/13	23,205,000	23,134,341
6.38%, 11/27/12	22,100,000	24,758,298
International Lease Finance Corp.
5.63%, 06/01/07	22,100,000	23,881,812
John Deere Capital Corp.
3.90%, 01/15/08	23,205,000	23,940,483
7.00%, 03/15/12	22,100,000	25,952,693
JP Morgan Chase & Co.
5.25%, 05/30/07	22,100,000	23,815,955
5.75%, 01/02/13	23,205,000	25,026,012
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	23,205,000	23,216,835
Lehman Brothers Inc.
4.00%, 01/22/08	22,100,000	22,818,692
Merrill Lynch & Co.
3.70%, 04/21/08	23,205,000	23,628,143
5.30%, 09/30/15	23,205,000	23,954,522
Morgan Stanley
3.88%, 01/15/09	23,205,000	23,565,026
5.30%, 03/01/13	22,100,000	23,096,489
Sprint Capital Corp.
8.38%, 03/15/12	23,205,000	27,815,137
8.75%, 03/15/32	23,205,000	28,842,887
Unilever Capital Corp.
5.90%, 11/15/32	23,205,000	24,179,958
Verizon Global Funding Corp.
6.13%, 06/15/07	22,100,000	24,352,543
7.75%, 12/01/30	23,205,000	27,875,006

		1,109,094,784
ENERGY – 1.01%
TXU Energy Co.
7.00%, 03/15/13	22,100,000	25,211,901

		25,211,901
FOOD – 3.00%
General Mills Inc.
6.00%, 02/15/12	23,205,000	25,314,799
Kraft Foods Inc.
4.00%, 10/01/08	23,205,000	23,746,025
6.25%, 06/01/12	23,205,000	25,822,408

		74,883,232
FOREST PRODUCTS & PAPER – 3.08%
Weyerhaeuser Co.
6.13%, 03/15/07	23,205,000	25,354,363
6.75%, 03/15/12	22,100,000	24,834,544
7.38%, 03/15/32	23,205,000	26,625,417

		76,814,324
MEDIA – 4.04%
AOL Time Warner Inc.
6.15%, 05/01/07	22,100,000	24,225,910
6.88%, 05/01/20	22,100,000	25,036,980
7.70%, 05/01/20	22,100,000	26,223,639
Comcast Corp.
5.85%, 01/15/10	23,205,000	25,299,715

		100,786,244
MINING – 1.97%
Alcoa Inc.
4.25%, 08/15/07	22,100,000	23,197,155
6.00%, 01/15/12	23,205,000	25,780,291

		48,977,446
OIL & GAS PRODUCERS – 5.24%
Conoco Funding Co.
6.35%, 10/15/11	23,205,000	26,362,388
Conocophillips
5.90%, 10/15/32	23,205,000	23,909,620
Devon Energy Corp.
7.95%, 04/15/32	23,205,000	28,817,941
Valero Energy Corp.
6.88%, 04/15/12	22,100,000	25,215,216
7.50%, 04/15/32	22,100,000	26,188,721

		130,493,886

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES GS $ INVESTOPTM CORPORATE BOND FUND

February 29, 2004

Security	Principal	Value
PHARMACEUTICALS – 1.95%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	$23,205,000	$25,486,400
Wyeth
5.50%, 02/01/14	22,100,000	23,092,069

		48,578,469
RETAIL – 3.81%
Target Corp.
5.38%, 06/15/09	22,100,000	24,054,524
6.35%, 11/01/32	22,100,000	24,004,247
Wal-Mart Stores Inc.
4.13%, 02/15/11	23,205,000	23,462,808
4.55%, 05/01/13	23,205,000	23,376,833

		94,898,412
TELECOMMUNICATIONS – 3.11%
Alltel Corp.
7.00%, 07/01/12	22,100,000	25,600,751
Cox Communications Inc.
7.13%, 10/01/12	23,205,000	26,952,143
SBC Communications Inc.
5.88%, 02/01/12	23,205,000	25,011,973

		77,564,867
TELEPHONE – 5.26%
AT&T Broadband Corp.
8.38%, 03/15/13	22,100,000	27,331,623
9.46%, 11/15/22	22,100,000	30,044,729
AT&T Corp.
7.80%, 11/15/11	22,100,000	25,800,093
8.50%, 11/15/31	22,100,000	26,112,145
Verizon Virginia Inc.
4.63%, 03/15/13	22,100,000	21,691,924

		130,980,514

TOTAL CORPORATE BONDS & NOTES (Cost: $2,359,969,082)		2,445,466,778

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 11.93%
MONEY MARKET FUNDS – 5.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1,2]	$94,061,469	$94,061,469
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares [1,2]	35,092,173	35,092,173
BlackRock Temp Cash Money Market Fund[1]	1,626,852	1,626,852
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[1]	8,205,377	8,205,377

		138,985,871
FLOATING RATE NOTES – 3.25%
Beta Finance Inc.
1.05%, 05/20/04[1,3]	1,595,099	1,595,046
1.05%, 09/15/04[1,3]	3,190,198	3,190,025
1.05%, 10/12/04[1,3]	1,595,099	1,595,002
1.14%, 08/23/04[1,3]	1,595,099	1,595,756
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[1]	2,392,648	2,392,432
1.38%, 11/22/04[1]	797,549	797,593
1.40%, 10/29/04[1]	3,190,198	3,190,145
CC USA Inc.
1.05%, 04/19/04[1,3]	1,403,687	1,403,678
1.06%, 05/24/04[1,3]	3,190,198	3,190,125
1.09%, 07/15/04[1,3]	1,595,099	1,595,313
1.51%, 02/15/05[1,3]	2,073,629	2,076,801
Dorada Finance Inc.
1.05%, 05/20/04[1,3]	3,190,198	3,190,093
1.24%, 08/09/04[1]	797,549	797,497
1.48%, 01/18/05[1,3]	2,392,648	2,392,543
Five Finance Inc.
1.06%, 04/15/04[1,3]	1,595,099	1,595,099
HBOS Treasury Services PLC
1.16%, 01/24/05[1]	3,190,198	3,190,198
Holmes Financing PLC
1.05%, 04/15/04[1]	319,020	319,020

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES GS $ INVESTOPTM CORPORATE BOND FUND

February 29, 2004

Security	Principal	Value
K2 USA LLC
1.05%, 08/16/04[1,3]	$797,549	$797,495
1.05%, 09/27/04[1,3]	3,445,413	3,445,118
1.06%, 05/17/04[1]	1,595,099	1,595,082
1.07%, 04/13/04[1]	1,595,099	1,595,090
1.46%, 01/12/05[1,3]	1,595,099	1,594,961
Links Finance LLC
1.05%, 06/28/04[1]	1,595,099	1,594,995
1.06%, 07/20/04[1]	1,276,079	1,275,980
1.07%, 03/29/04[1]	1,595,099	1,595,099
1.07%, 05/04/04[1]	1,595,099	1,595,085
Nationwide Building Society
1.09%, 07/23/04[1,3]	2,392,648	2,392,648
1.17%, 12/28/04[1,3]	3,190,198	3,190,198
Northern Rock PLC
1.11%, 01/13/05[1,3]	3,030,688	3,030,688
Permanent Financing PLC
1.06%, 12/10/04[1]	1,595,099	1,595,099
Sigma Finance Inc.
1.06%, 07/01/04[1]	1,595,099	1,594,966
1.06%, 07/20/04[1]	1,595,099	1,594,976
1.09%, 10/07/04[1]	3,190,198	3,189,814
1.24%, 08/06/04[1]	797,549	797,515
Tango Finance Corp.
1.05%, 01/18/05[1,3]	1,403,687	1,403,561
1.06%, 07/15/04[1,3]	957,059	956,941
1.07%, 02/25/05[1,3]	1,786,511	1,786,158
1.10%, 07/06/04[1,3]	957,059	957,025
WhistleJacket Capital LLC
1.05%, 09/15/04[1,3]	1,595,099	1,594,926
1.32%, 02/04/05[1,3]	797,549	797,401
White Pine Finance LLC
1.04%, 08/26/04[1,3]	1,595,099	1,594,979
1.06%, 04/20/04[1,3]	1,595,099	1,595,099
1.06%, 07/06/04[1,3]	1,914,119	1,914,055
1.06%, 11/15/04[1,3]	1,914,119	1,914,119

		81,095,439
COMMERCIAL PAPER – 1.36%
Amsterdam Funding Corp.
1.03%, 03/03/04[1]	2,392,648	2,392,511
Corporate Asset Funding Corp.
1.03%, 03/16/04[1]	1,595,099	1,594,414
1.05%, 05/21/04[1]	1,658,902	1,655,002
CRC Funding LLC
1.03%, 03/26/04[1]	1,276,079	1,275,166
Delaware Funding Corp.
1.02%, 03/16/04[1]	3,225,481	3,224,110
1.03%, 03/05/04[1]	1,425,731	1,425,568
Edison Asset Securitization
1.03%, 03/03/04[1]	2,392,648	2,392,511
Eureka Securitization Inc.
1.04%, 04/14/04[1]	1,914,118	1,911,685
Falcon Asset Securitization Corp.
1.03%, 03/10/04[1]	1,116,569	1,116,282
Galaxy Funding Inc.
1.05%, 05/17/04[1]	1,595,098	1,591,534
Gemini Securitization Corp.
1.04%, 04/19/04[1]	797,549	796,420
GIRO Funding US Corp.
1.05%, 05/19/04[1]	797,549	795,712
Jupiter Securitization Corp.
1.03%, 03/24/04[1]	1,595,099	1,594,049
Liberty Street Funding Corp.
1.03%, 03/10/04[1]	638,039	637,875
New Center Asset Trust
1.04%, 03/01/04[1]	797,549	797,549
Park Avenue Receivables Corp.
1.03%, 03/22/04[1]	1,310,693	1,309,905
Preferred Receivables Funding Corp.
1.04%, 03/15/04[1]	3,190,197	3,188,907
1.04%, 05/20/04[1]	797,549	795,706
Receivables Capital Corp.
1.03%, 03/15/04[1]	3,477,315	3,475,922
Windmill Funding Corp.
1.03%, 03/05/04[1]	1,821,603	1,821,394

		33,792,222

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES GS $ INVESTOPTM CORPORATE BOND FUND

February 29, 2004

Security	Principal	Value
TIME DEPOSITS – 1.06%
Abbey National Treasury Services PLC
1.02%, 03/01/04[1]	$3,190,198	$3,190,198
1.33%, 02/10/05[1]	1,595,099	1,594,872
1.39%, 02/02/05[1]	1,595,099	1,594,877
1.40%, 10/25/04[1]	3,190,198	3,189,884
Bank of New York
1.39%, 11/01/04[1]	3,190,198	3,189,984
Bank of Novia Scotia
1.24%, 10/07/04[1]	2,392,648	2,392,504
1.42%, 10/29/04[1]	2,392,648	2,392,767
SunTrust Bank
1.01%, 03/01/04[1]	5,263,826	5,263,826
Toronto-Dominion Bank
1.34%, 02/10/05[1]	1,276,079	1,275,898
1.41%, 11/01/04[1]	2,392,648	2,392,488

		26,477,298

REPURCHASE AGREEMENTS – 0.37%
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 02/27/04, due 03/01/04, with a maturity value of $6,064,919 and an effective yield of 0.76%.	6,064,535	6,064,534
Merrill Lynch Government Securities Inc. 1.06%, 03/01/04[1]	3,190,198	3,190,198

		9,254,732

U.S. GOVERNMENT AGENCY NOTES – 0.31%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[1]	2,392,648	2,387,145
1.28%, 08/19/04[1]	1,276,078	1,268,320
Federal National Mortgage Association
1.28%, 08/20/04[1]	4,147,254	4,121,894

		7,777,359

TOTAL SHORT-TERM INVESTMENTS (Cost: $297,382,921)		297,382,921

TOTAL INVESTMENTS IN SECURITIES – 110.05% (Cost $2,657,352,003)		2,742,849,699
Other Assets, Less Liabilities – (10.05%)		(250,408,237)

NET ASSETS – 100.00%		$2,492,441,462

[1]	All or a portion of this security represents investments of securities lending collateral.
[2]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES TRUST

February 29, 2004

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
ASSETS
Investments at cost	$2,151,561,925	$343,666,042	$295,983,510	$571,277,696	$539,601,784	$2,657,352,003

Investments in securities, at value (including securities on loana) (Note 1)	$2,150,580,154	$333,789,900	$282,919,601	$585,112,450	$505,724,393	$2,733,594,967
Repurchase agreements	8,442,457	9,235,606	3,130,083	472,879	37,897,343	9,254,732
Receivables:
Investment securities sold	1,636,957	63,868,204	—	—	1,697,337	—
Dividends and interest	18,067,769	832,697	1,980,119	3,192,586	2,745,095	35,718,993
Capital shares sold	4,483,134	300,032	2,120,592	—	—	5,779,706

Total Assets	2,183,210,471	408,026,439	290,150,395	588,777,915	548,064,168	2,784,348,398

LIABILITIES
Payables:
Investment securities purchased	1,247,921	66,627,502	2,373,857	—	1,676,695	—
Collateral for securities on loan (Note 5)	630,252,190	137,572,440	21,310,630	—	71,595,965	291,318,388
Capital shares redeemed	2,923,086	4,434,519	706,864	—	—	—
When-issued securities purchased	—	—	—	—	123,898,089	—
Advisory fees (Note 2)	351,454	106,483	63,180	106,845	93,804	588,548

Total Liabilities	634,774,651	208,740,944	24,454,531	106,845	197,264,553	291,906,936

NET ASSETS	$1,548,435,820	$199,285,495	$265,695,864	$588,671,070	$350,799,615	$2,492,441,462

Net assets consist of:
Paid-in capital	$1,538,942,398	$203,423,060	$276,774,320	$574,531,368	$345,672,047	$2,397,500,903
Undistributed (distributions in excess of) net investment income	2,057,100	1,223,404	1,074,124	(159,862)	621,200	9,758,738
Undistributed net realized gain (accumulated net realized loss)	(24,364)	(4,720,433)	(2,218,754)	(8,069)	486,416	(315,875)
Net unrealized appreciation (depreciation) on investments	7,460,686	(640,536)	(9,933,826)	14,307,633	4,019,952	85,497,696

NET ASSETS	$1,548,435,820	$199,285,495	$265,695,864	$588,671,070	$350,799,615	$2,492,441,462

Shares outstanding	18,700,000	2,300,000	3,000,000	5,600,000	3,400,000	22,100,000

Net asset value per share	$82.80	$86.65	$88.57	$105.12	$103.18	$112.78

[a]	Securities on loan with market values of $617,888,988, $135,158,368, $20,864,633, $-, $70,147,368 and $284,854,419, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations

iSHARES TRUST

Year Ended February 29, 2004

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund[a]	Aggregate Bond Fund[b]	$ InvesTopTM Corporate Bond Fund
NET INVESTMENT INCOME
Interest	$18,177,904	$13,899,383	$15,799,009	$(31,370)[c]	$2,261,918	$114,348,797
Securities lending income	450,291	188,832	58,979	—	15,415	168,246

Total investment income	18,628,195	14,088,215	15,857,988	(31,370)	2,277,333	114,517,043

EXPENSES (Note 2)
Advisory fees	1,571,629	564,615	476,331	114,523	170,914	3,448,786

Total expenses	1,571,629	564,615	476,331	114,523	170,914	3,448,786

Net investment income (loss)	17,056,566	13,523,600	15,381,657	(145,893)	2,106,419	111,068,257

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(76,053)	(7,018,130)	(4,353,854)	7,929	1,389,807	(490,442)
In-kind redemptions	5,301,769	18,066,316	45,698,433	—	—	71,547,163

Net realized gain	5,225,716	11,048,186	41,344,579	7,929	1,389,807	71,056,721

Net change in unrealized appreciation (depreciation) on investments	1,205,265	(11,196,100)	(34,357,811)	14,307,633	4,019,952	(32,623,051)

Net realized and unrealized gain (loss)	6,430,981	(147,914)	6,986,768	14,315,562	5,409,759	38,433,670

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,487,547	$13,375,686	$22,368,425	$14,169,669	$7,516,178	$149,501,927

[a]	For the period from December 4, 2003 (commencement of operations) to February 29, 2004.
[b]	For the period from September 22, 2003 (commencement of operations) to February 29, 2004.
[c]	Includes monthly inflationary and deflationary adjustments to income.

See notes to financial statements.

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES TRUST

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	For the year ended February 29, 2004	For the period July 22, 2002[a] to February 28, 2003	For the year ended February 29, 2004	For the period July 22, 2002[a] to February 28, 2003	For the year Ended February 29, 2004	For the period July 22, 2002[a] to February 28, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,056,566	$8,561,210	$13,523,600	$14,273,826	$15,381,657	$16,869,888
Net realized gain	5,225,716	3,089,322	11,048,186	19,314,033	41,344,579	27,418,840
Net change in unrealized appreciation (depreciation)	1,205,265	6,255,421	(11,196,100)	10,555,564	(34,357,811)	24,423,985

Net increase in net assets resulting from operations	23,487,547	17,905,953	13,375,686	44,143,423	22,368,425	68,712,713

Undistributed net investment income (loss) included in the price of capital shares issued or redeemed	334,000	444,000	(505,000)	(329,000)	389,000	(821,000)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,219,381)	(7,759,399)	(13,882,761)	(12,668,686)	(16,364,190)	(14,793,864)
From net realized gain	—	—	—	(2,824,176)[b]	—	(320,847)[b]

Total distributions to shareholders	(16,219,381)	(7,759,399)	(13,882,761)	(15,492,862)	(16,364,190)	(15,114,711)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,630,718,325	1,305,849,750	743,515,290	962,404,619	2,164,147,387	711,173,599
Cost of shares redeemed	(1,012,793,089)	(393,531,886)	(987,411,931)	(546,531,969)	(2,221,672,363)	(447,122,996)

Net increase (decrease) in net assets from capital share transactions	617,925,236	912,317,864	(243,896,641)	415,872,650	(57,524,976)	264,050,603

INCREASE (DECREASE) IN NET ASSETS	625,527,402	922,908,418	(244,908,716)	444,194,211	(51,131,741)	316,827,605

NET ASSETS:
Beginning of period	922,908,418	—	444,194,211	—	316,827,605	—

End of period	$1,548,435,820	$922,908,418	$199,285,495	$444,194,211	$265,695,864	$316,827,605

Undistributed net investment income included in net assets at end of period	$2,057,100	$1,245,811	$1,223,404	$1,602,459	$1,074,124	$2,068,585

SHARES ISSUED AND REDEEMED:
Shares sold	19,800,000	14,400,000	8,700,000	10,000,000	25,100,000	8,600,000
Shares redeemed	(12,300,000)	(3,200,000)	(11,500,000)	(4,900,000)	(25,600,000)	(5,100,000)

Net increase (decrease) in shares outstanding	7,500,000	11,200,000	(2,800,000)	5,100,000	(500,000)	3,500,000

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES TRUST

	iShares Lehman TIPS Bond Fund	iShares Lehman Aggregate Bond Fund	iShares GS $ InvesTopTM Corporate Bond Fund
	For the period December 4, 2003[a] to February 29, 2004	For the period September 22, 2003[a] to February 29, 2004	For the year ended February 29, 2004	For the period July 22, 2002[a] to February 28, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(145,893)	$2,106,419	$111,068,257	$54,060,786
Net realized gain	7,929	1,389,807	71,056,721	25,632,818
Net change in unrealized appreciation (depreciation)	14,307,633	4,019,952	(32,623,051)	118,120,747

Net increase in net assets resulting from operations	14,169,669	7,516,178	149,501,927	197,814,351

Undistributed net investment income included in the price of capital shares issued or redeemed	28,000	135,000	102,000	3,108,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,966)	(2,388,610)	(110,209,510)	(48,190,288)
From net realized gain	—	—	(1,791,218)[b]	—
Return of capital	(133,949)	—	—	—

Total distributions to shareholders	(163,915)	(2,388,610)	(112,000,728)	(48,190,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	574,637,316	345,537,047	1,811,345,241	2,377,127,411
Cost of shares redeemed	—	—	(1,433,086,130)	(453,280,322)

Net increase in net assets from capital share transactions	574,637,316	345,537,047	378,259,111	1,923,847,089

INCREASE IN NET ASSETS	588,671,070	350,799,615	415,862,310	2,076,579,152

NET ASSETS:
Beginning of period	—	—	2,076,579,152	—

End of period	$588,671,070	$350,799,615	$2,492,441,462	$2,076,579,152

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(159,862)	$621,200	$9,758,738	$8,958,872

SHARES ISSUED AND REDEEMED:
Shares sold	5,600,000	3,400,000	16,300,000	20,300,000
Shares redeemed	—	—	(13,000,000)	(1,500,000)

Net increase in shares outstanding	5,600,000	3,400,000	3,300,000	18,800,000

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003
Net asset value, beginning of period	$82.40	$81.01	$87.10	$82.13	$90.52	$82.69

Income from investment operations:
Net investment income	1.31	0.84	3.43	1.99	4.35	2.79
Net realized and unrealized gain (loss)	0.40	1.32	(0.68)	5.04	(1.72)	7.29

Total from investment operations	1.71	2.16	2.75	7.03	2.63	10.08

Less distributions from:
Net investment income	(1.31)	(0.77)	(3.20)	(1.68)	(4.58)	(2.20)
Net realized gain	—	—	—	(0.38)[5]	—	(0.05)[5]

Total distributions	(1.31)	(0.77)	(3.20)	(2.06)	(4.58)	(2.25)

Net asset value, end of period	$82.80	$82.40	$86.65	$87.10	$88.57	$90.52

Total return	2.11%	2.66%[2]	3.26%	8.64%[2]	3.11%	12.31%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,548,436	$922,908	$199,285	$444,194	$265,696	$316,828
Ratio of expenses to average net assets[3]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[3]	1.63%	1.80%	3.59%	3.79%	4.84%	4.92%
Portfolio turnover rate[4]	21%	44%	74%	54%	31%	7%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund	iShares Lehman Aggregate Bond Fund	iShares GS $ InvesTopTM Corporate Bond Fund
	Period from Dec. 4, 2003[1] to Feb. 29, 2004	Period from Sep. 22, 2003[1] to Feb. 29, 2004	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[1] to Feb. 28, 2003
Net asset value, beginning of period	$100.92	$100.92	$110.46	$103.03

Income from investment operations:
Net investment income	(0.06)[7]	1.12	5.35	3.24
Net realized and unrealized gain	4.38	2.34	2.44	7.12

Total from investment operations	4.32	3.46	7.79	10.36

Less Distributions From:
Net investment income	(0.02)	(1.20)	(5.38)	(2.93)
Net realized gain	—	—	(0.09)[5]	—
Return of capital	(0.10)	—	—	—

Total distributions	(0.12)	(1.20)	(5.47)	(2.93)

Net asset value, end of period	$105.12	$103.18	$112.78	$110.46

Total return	4.29%[2]	3.46%[2]	7.29%	10.22%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$588,671	$350,800	$2,492,441	$2,076,579
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets[3]	(0.25)%	2.47%	4.83%	5.38%
Portfolio turnover rate[4]	2%	165%[6]	0%	20%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized for periods of less than one year.
[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[5]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[6]	Portfolio turnover rate is inclusive of to-be-announced transactions.
[7]	Based on average shares outstanding throughout the period.

See notes to financial statements.

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of February 29, 2004, the Trust offered 61 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTop™ Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Fixed income securities are valued using the latest quoted bid price or using valuations provided by third party pricing services. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premium and accrete discount on debt securities purchased, using a constant yield to maturity method.

EQUALIZATION

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

NOTES TO THE FINANCIAL STATEMENTS	37

Notes to the Financial Statements (Continued)

iSHARES TRUST

At February 29, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Lehman 1-3 Year Treasury	$2,041,639	$7,463,306	$(11,523)	$9,493,422
Lehman 7-10 Year Treasury	1,222,771	(639,903)	(4,720,433)	(4,137,565)
Lehman 20+ Year Treasury	1,074,124	(9,933,826)	(2,218,755)	(11,078,457)
Lehman TIPS	—	14,139,702	—	14,139,702
Lehman Aggregate	615,998	4,511,570	—	5,127,568
GS $ InvesTop™ Corporate	9,587,746	85,622,527	(269,714)	94,940,559

The tax character of distributions paid during the year ended February 29, 2004 and the period ended February 28, 2003, were as follows:

iShares Bond Fund	Year ended February 29, 2004	Period ended February 28, 2003
Lehman 1-3 Year Treasury
Distributions paid from:
Ordinary income	$16,219,381	$8,168,879

Total distributions	$16,219,381	$8,168,879

Lehman 7-10 Year Treasury
Distributions paid from:
Ordinary income	$13,882,761	$16,985,541

Total distributions	$13,882,761	$16,985,541

Lehman 20+ Year Treasury
Distributions paid from:
Ordinary income	$16,364,190	$16,273,971

Total distributions	$16,364,190	$16,273,971

Lehman TIPS
Distributions paid from:
Ordinary income	$29,966
Return of capital	133,949

Total distributions	$163,915

Lehman Aggregate
Distributions paid from:
Ordinary income	$2,388,610

Total distributions	$2,388,610

GS $ InvesTop™ Corporate
Distributions paid from:
Ordinary income	$112,000,728	$49,259,044

Total distributions	$112,000,728	$49,259,044

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 29, 2004.

From November 1, 2003 to February 29, 2004, the iShares Lehman 7-10 Year Treasury Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund incurred net realized capital losses totalling $119,910 and $269,714, respectively. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2005.

Certain of the Funds had tax basis net capital loss carryforwards at February 29, 2004, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Total
Lehman 1-3 Year Treasury	$11,523	$11,523
Lehman 7-10 Year Treasury	4,600,523	4,600,523
Lehman 20+ Year Treasury	2,218,754	2,218,754

For the year ended February 29, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 100,000 or more shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassed from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended February 29, 2004 are disclosed in the Funds’ Statements of Operations.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

NOTES TO THE FINANCIAL STATEMENTS	39

Notes to the Financial Statements (Continued)

iSHARES TRUST

The Investors Bank & Trust tri-party repurchase agreement held by each Fund at February 29, 2004 were fully collateralized by U.S. Government obligations with an interest rate of 8.875%, a maturity date of August 15, 2017 and aggregate market values as follows:

iShares Bond Fund	Aggregate Market Value
Lehman 1-3 Year Treasury	$1,572,983
Lehman 7-10 Year Treasury	7,891,375
Lehman 20+ Year Treasury	2,957,543
Lehman TIPS	492,808
Lehman Aggregate	37,892,683
GS $ InvesTop™ Corporate	6,191,890

The Merrill Lynch Government Securities Inc. repurchase agreements held by certain of the Funds at February 29, 2004 represent collateral from securities on loan. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Advisory Fee
Lehman 1-3 Year Treasury	0.15%
Lehman 7-10 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20
Lehman Aggregate	0.20
GS $ InvesTop™ Corporate	0.15

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES TRUST

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 29, 2004, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Treasury	$491,432
Lehman 7-10 Year Treasury	198,115
Lehman 20+ Year Treasury	60,791
Lehman Aggregate	21,039
GS $ InvesTop™ Corporate	185,475

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

As of February 29, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2004, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Treasury	$234,783,579	$216,965,402	$—	$—
Lehman 7-10 Year Treasury	265,932,450	264,374,092	—	—
Lehman 20+ Year Treasury	96,403,358	93,323,422	—	—
Lehman TIPS	11,774,503	8,364,314	—	—
Lehman Aggregate	441,571,029	319,374,778	8,170,476	9,338,661
GS $ InvesTop™ Corporate	—	—	—	18,525,081

NOTES TO THE FINANCIAL STATEMENTS	41

Notes to the Financial Statements (Continued)

iSHARES TRUST

In-kind transactions for the year ended February 29, 2004, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Treasury	$1,650,930,876	$1,039,031,187
Lehman 7-10 Year Treasury	731,949,817	973,760,080
Lehman 20+ Year Treasury	2,128,873,072	2,189,371,205
Lehman TIPS	569,107,408	—
Lehman Aggregate	221,331,779	—
GS $ InvesTop™ Corporate	2,021,777,700	1,624,310,809

At February 29, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lehman 1-3 Year Treasury	$2,151,559,305	$7,463,306	$—	$7,463,306
Lehman 7-10 Year Treasury	343,665,409	300,399	(941,291)	(640,892)
Lehman 20+ Year Treasury	295,983,510	—	(9,933,826)	(9,933,826)
Lehman TIPS	571,445,627	14,139,702	—	14,139,702
Lehman Aggregate	539,110,164	4,512,350	(779)	4,511,571
GS $ InvesTop™ Corporate	2,657,228,508	88,152,021	(2,530,830)	85,621,191

4. CAPITAL SHARE TRANSACTIONS

At February 29, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units for the iShares GS $ InvesTop™ Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund.

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of February 29, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at February 29, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	43

Report of Independent Auditors

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman 1-3 Year Treasury Bond, iShares Lehman 7-10 Year Treasury Bond, iShares Lehman 20+ Year Treasury Bond, iShares Lehman TIPS Bond, iShares Lehman Aggregate Bond and iShares GS $ InvesTop™ Corporate Bond Funds, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 29, 2004, the results of each of their operations for the period then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 23, 2004

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report, except for iShares Lehman TIPS Bond Fund. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through December 31, 2003, the date of the most recent calendar quarter end. Information for the iShares Lehman TIPS Bond Fund is not presented, as the Fund commenced operations on December 4, 2003, and did not have a full quarter of information as of December 31, 2003. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the ishares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2003

	Number of Days	Percentage of Total Days
Between 0.5% and – 0.5%	315	100.00%

	315	100.00%

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2003

	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.32%
Between 0.5% and – 0.5%	314	99.68

	315	100.00%

SUPPLEMENTAL INFORMATION	45

Supplemental Information (Unaudited) (Continued)

iSHARES TRUST

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2003

	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.32%
Between 0.5% and – 0.5%	314	99.68

	315	100.00%

iShares Lehman Aggregate Bond Fund

Period Covered: October 1, 2003 through December 31, 2003

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	27	42.19%
Between 0.5% and – 0.5%	37	57.81

	64	100.00%

iShares GS $ InvesTop™ Corporate Bond Fund

Period Covered: October 1, 2002 through December 31, 2003

	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	13	4.13%
Greater than 0.5% and Less than 1.0%	57	18.10
Between 0.5% and – 0.5%	245	77.77

	315	100.00%

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 87 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 114 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (42)	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Investor and Exchange Traded Products Business of BGI (since 2003) Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Intermediary Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*Nathan Most (90)	Trustee (since December 16, 1999)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (1998 to present); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Director (since 1996) and President (1996-2002) of iShares, Inc.

*John E. Martinez (42)	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003): Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment advisor, and BGI, the parent company of BGFA.

TRUSTEES INFORMATION	47

Trustees Information (Unaudited) (Continued)

iSHARES TRUST

Independent Trustees

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (68)	Trustee (since January 1, 2002)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Director (since 1996) of iShares, Inc.; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Director (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Bailard, Biehl and Kaiser, (since 1985); California Casualty Group of Insurance Companies (since 1978); Continental Airlines, Inc. (since 1996); Community First Financial Group (since 1995); Dresdner/RCM Mutual Funds (1994-2002); Tyon Ranch Company (since 1999).

W. Allen Reed (56)	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.: Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustees Information (Unaudited) (Continued)

iSHARES TRUST

Officer

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham (38)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Financial Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEES INFORMATION	49

The iShares® Family of Funds

The following is a list of iShares Funds being offered as of February 29, 2004, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Broad Market

iShares Dow Jones U.S. Total Market Index Fund (IYY)

iShares Russell 3000 Index Fund (IWV)

iShares Russell 3000 Growth Index Fund (IWZ)

iShares Russell 3000 Value Index Fund (IWW)

iShares S&P 1500 Index Fund (ISI)

Large Cap

iShares Russell 1000 Index Fund (IWB)

iShares Russell 1000 Growth Index Fund (IWF)

iShares Russell 1000 Value Index Fund (IWD)

iShares S&P 100 Index Fund (OEF)

iShares S&P 500 Index Fund (IVV)

iShares S&P 500/BARRA Growth Index Fund (IVW)

iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap

iShares Russell Midcap Index Fund (IWR)

iShares Russell Midcap Growth Index Fund (IWP)

iShares Russell Midcap Value Index Fund (IWS)

iShares S&P MidCap 400 Index Fund (IJH)

iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)

iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap

iShares Russell 2000 Index Fund (IWM)

iShares Russell 2000 Growth Index Fund (IWO)

iShares Russell 2000 Value Index Fund (IWN)

iShares S&P SmallCap 600 Index Fund (IJR)

iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)

iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry

iShares Cohen & Steers Realty Majors Index Fund (ICF)

iShares Dow Jones Transportation Average Index Fund (IYT)

iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)

iShares Dow Jones U.S. Energy Sector Index Fund (IYE)

iShares Dow Jones U.S. Financial Sector Index Fund (IYF)

iShares Dow Jones U.S. Financial Services Index Fund (IYG)

iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)

iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)

iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Dow Jones U.S. Technology Sector Index Fund (IYW)

iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)

iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)

iShares Goldman Sachs Natural Resources Index Fund (IGE)

iShares Goldman Sachs Networking Index Fund (IGN)

iShares Goldman Sachs Semiconductor Index Fund (IGW)

iShares Goldman Sachs Software Index Fund (IGV)

iShares Goldman Sachs Technology Index Fund (IGM)

iShares Nasdaq Biotechnology Index Fund (IBB)

Specialty

iShares Dow Jones Select Dividend Index Fund (DVY)

Global Sector

iShares S&P Global Energy Sector Index Fund (IXC)

iShares S&P Global Financials Sector Index Fund (IXG)

iShares S&P Global Healthcare Sector Index Fund (IXJ)

iShares S&P Global Technology Sector Index Fund (IXN)

iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market

iShares MSCI EAFE Index Fund (EFA)

iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional

iShares MSCI EMU Index Fund (EZU)

iShares MSCI Pacific ex-Japan Index Fund (EPP)

iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country

iShares MSCI Australia Index Fund (EWA)

iShares MSCI Austria Index Fund (EWO)

iShares MSCI Belgium Index Fund (EWK)

iShares MSCI Canada Index Fund (EWC)

iShares MSCI France Index Fund (EWQ)

iShares MSCI Germany Index Fund (EWG)

iShares MSCI Hong Kong Index Fund (EWH)

iShares MSCI Italy Index Fund (EWI)

iShares MSCI Japan Index Fund (EWJ)

iShares MSCI Netherlands Index Fund (EWN)

iShares MSCI Singapore Index Fund (EWS)

iShares MSCI Spain Index Fund (EWP)

iShares MSCI Sweden Index Fund (EWD)

iShares MSCI Switzerland Index Fund (EWL)

iShares MSCI United Kingdom Index Fund (EWU)

iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country

iShares MSCI Brazil Index Fund (EWZ)

iShares MSCI Malaysia Index Fund (EWM)

iShares MSCI Mexico Index Fund (EWW)

iShares MSCI South Africa Index Fund (EZA)

iShares MSCI South Korea Index Fund (EWY)

iShares MSCI Taiwan Index Fund (EWT)

iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market

iShares S&P Global 100 Index Fund (IOO)

Fixed Income

iShares GS $InvesTop™ Corporate Bond Fund (LQD)

iShares Lehman 1-3 Year Treasury Bond Fund (SHY)

iShares Lehman 7-10 Year Treasury Bond Fund (IEF)

iShares Lehman 20+ Year Treasury Bond Fund (TLT)

iShares Lehman Aggregate Bond Fund (AGG)

iShares Lehman TIPS Bond Fund (TIP)

An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares is a registered trademark of Barclays Global Investors, N.A.

The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. This advertising section does not constitute part of the 2004 Annual Report.

50	THE iSHARES FAMILY OF FUNDS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLG, none of which is affiliated with SEI.

“$ InvesTop™”, “$ InvesTop™ Index”, “GS $ InvesTop™” and “Goldman Sachs” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, issued or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service marks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds us to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737 on the Funds website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

1 800 iSHARES (1 800 474 2737) WWW. iSHARES.COM

BGI-F-019-02004	BARCLAYS

Item 2.	Code of Ethics.

As of February 29, 2004, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended February 29, 2004, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 11(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the Registrant for which the fiscal year-end is February 29, 2004 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $36,000 for the fiscal period from July 22, 2002 (earliest inception date of all the Funds) through February 28, 2003 and $66,000 for the fiscal year ended February 29, 2004.

(b)	Audit-Related Fees – There were no fees billed for the fiscal period from July 22, 2002 through February 28, 2003 and the fiscal year ended February 29, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $57,984 for the fiscal period from July 22, 2002 through February 28, 2003 and $32,400 for the fiscal year ended February 29, 2004. In addition, the aggregate fees billed for the fiscal period ended February 28, 2003 include professional services rendered for research on related tax issues.

(d)	All Other Fees – There were no other fees billed for the fiscal period from July 22, 2002 through February 28, 2003 and the fiscal year ended February 29, 2004 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in September 2003, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 29, 2004 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal period from July 22, 2002 through February 28, 2003 and the fiscal year ended February 29, 2004 were $1,046,093, and $428,321, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Schedule of Investments.

Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) Not applicable.

Item 11.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: July 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President Date: July 16, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer Date: July 16, 2004